Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000190318 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.85%
C000190318 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000190318 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000190318 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000190318 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000190318 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190318 [Member] | Macquarie Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000190318 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190318 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190318 [Member] | Media Group Holdings Series H [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190318 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.38%
C000190318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000190318 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000190318 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000190318 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.33%
C000190318 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190312 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.85%
C000190312 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000190312 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000190312 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000190312 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000190312 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190312 [Member] | Macquarie Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000190312 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190312 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190312 [Member] | Media Group Holdings Series H [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190312 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.38%
C000190312 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000190312 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000190312 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000190312 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.33%
C000190312 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190314 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.85%
C000190314 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000190314 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000190314 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000190314 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000190314 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190314 [Member] | Macquarie Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000190314 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190314 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190314 [Member] | Media Group Holdings Series H [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190314 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.38%
C000190314 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000190314 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000190314 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000190314 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.33%
C000190314 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190315 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.85%
C000190315 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000190315 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000190315 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000190315 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000190315 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190315 [Member] | Macquarie Systematic Emerging Markets Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000190315 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190315 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000190315 [Member] | Media Group Holdings Series H [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190315 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.38%
C000190315 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000190315 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.63%
C000190315 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000190315 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.33%
C000190315 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%